Basis of presentation and general information, textual 2 (Details)	Dec. 31, 2013 dwt
[PanamaCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,211
[HuskyTradingSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,336
[ChangameCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,583
[BuenosAiresCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,247
[SkyvanShippingCompanySaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,311
[CypresEnterprisesCorpMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,630
[UrbinaBayTradingSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	74,444
[ChorreraCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,172
[DarienCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,691
[TexfordMaritimeSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,691
[EatonMarineSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,106
[VestaCommercialSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	74,381
[AilukShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,546
[TakaShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	76,436
[BikarShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,593
[MandaringinaIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	76,225
[JemoShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	81,297
[FayoShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	76,942
[TuvaluShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	82,131
[JabatShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	82,193
[MakurShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	82,117
[MajuroShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	93,193
[GuamShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	98,697
[PalauShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	98,704
[JaluitShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	174,186
[BikiniShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	177,773
[GalaPropertiesIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	177,729
[KiliShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	174,261
[KnoxShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	180,235
[LibShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	177,828
[MarfortNavigationCompanyLimitedMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	171,810
[SilverChandraShippingCompanyLimitedMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	164,218
[BokakShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	177,243
[PulapShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	179,134
[LaeShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	206,104
[NamuShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	206,040
[ErikubShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	77,525
[WothoShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Estimated Vessel Capacity	76,000
[AsterShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Estimated Vessel Capacity	208,500
[AerikShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Estimated Vessel Capacity	208,500